Note 13 - Income Taxes (Detail) - Income Tax Reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Tax expense (benefit) at statutory rate	$ 1,243	$ (4,047)
Tax expense (benefit) at statutory rate	34.00%	(34.00%)
Increase (decrease) in taxes resulting from: State tax (net of federal benefit)	90	(14)
Increase (decrease) in taxes resulting from: State tax (net of federal benefit)	3.00%
Officers’ life insurance	(67)	(72)
Officers’ life insurance	(2.00%)	(1.00%)
Municipal interest	(74)	(123)
Municipal interest	(2.00%)	(1.00%)
Other tax preference items	(9)	98
Other tax preference items	(1.00%)	1.00%
Valuation allowance change	(1,046)	8,734
Valuation allowance change	(28.00%)	73.00%
Tax expense	$ 137	$ 4,576
Tax expense	4.00%	38.00%